Submission	Nov. 27, 2024
Submission [Line Items]
Central Index Key	0002033383
Registrant Name	CSLM Holdings, Inc.
Registration File Number	333-283520
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES